Subsequent Event (Details) (Subsequent Event, USD $) In Thousands, unless otherwise specified	0 Months Ended
	Apr. 01, 2014 Personal Express	Apr. 08, 2014 Subsidiaries of Tower International	Apr. 08, 2014 Tower International
Subsequent Event [Line Items]
Financing principal amount to related party			$ 125,000
Reinsurance percentage of ceding commission			2.00%
Purchase price of acquired interest	22,000	7,500
Minimum term of financing arrangements to acquiree			7 years
Aggregate stop loss reinsurance issued			250,000
Stop loss coverage provided individually			$ 125,000